FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	$ 2,902	$ 1,553
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	307	39
Equity instrument
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,902	1,553
Foreign currency forward contracts
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	$ 307	$ 39